Commitments and Contingencies (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 06, 2020	Dec. 13, 2019	Jul. 31, 2018	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 13, 2020	Jan. 02, 2019
Concentration risk percentage					100.00%	100.00%		100.00%	100.00%	100.00%	100.00%
Operating lease liabilities					$ 5,000			$ 5,000		$ 3,300,000	$ 3,458,000		$ 3,458,000
Brooklyn Immunotherapeutics, LLC [Member]
Sublease payments								58,957	$ 6,535
Operating lease liabilities					$ 100,700			$ 100,700		$ 103,056
Brooklyn Immunotherapeutics, LLC [Member] | IRX Royalty Agreements [Member]
Concentration risk percentage										7.00%
Brooklyn Immunotherapeutics, LLC [Member] | Termination Agreement [Member]
Concentration risk percentage							6.00%
Brooklyn Immunotherapeutics, LLC [Member] | Investor Royalty Agreement [Member]
Concentration risk percentage				4.00%			4.00%
Royalty agreement expiration date, description				The Investor Royalty Agreement expires in September 2028.			The Investor Royalty Agreement expires in September 2028.
Brooklyn Immunotherapeutics, LLC [Member] | CEO Separation Agreement [Member] | Chief Executive Officer [Member]
Severance pay		$ 225,000	$ 275,000
Unused vacation time		37,518
Health and dental insurance plan		$ 14,032
Brooklyn Immunotherapeutics, LLC [Member] | IRX Therapeutics, Inc [Member]
Business combination percentage										25.00%
Legal settlements												$ 150,000
Brooklyn Immunotherapeutics, LLC [Member] | BIT Merger Sub, Inc [Member] | Employee Agreements [Member] | Chief Executive Officer [Member] | January 8, 2021 [Member]
Employee, retention payment	$ 200,000
Brooklyn Immunotherapeutics, LLC [Member] | BIT Merger Sub, Inc [Member] | Employee Agreements [Member] | Chief Executive Officer [Member] | July 8, 2021 [Member]
Employee, retention payment	$ 200,000